Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Total	SHARE CAPITAL	CAPITAL RESERVE	TREASURY SHARES	SHARE-BASED COMPENSATION RESERVE	FOREIGN EXCHANGE TRANSLATION DEFICIT	RETAINED EARNINGS
Equity at beginning of period at Dec. 31, 2021	$ 79,909	$ 0	$ 55,953	$ 0	$ 2,442	$ (2,282)	$ 23,796
Issue of ordinary shares , net of issuance costs	7,619	0	7,619
Treasury shares acquired	(348)			(348)
Share-based payment expense	3,132				3,132
Exercise of options	0		151		(151)
Repurchase of warrants	(800)				(1,012)		212
Share options expired			0
Increase (decrease) through transactions with owners, equity	9,603	0	7,770	(348)	1,969		212
Net income	2,390						2,390
Exchange differences on translating foreign currencies	(4,793)					(4,793)
Total comprehensive income (loss) for the year attributable to the shareholders	(2,403)					(4,793)	2,390
Equity at end of period at Dec. 31, 2022	87,109	0	63,723	(348)	4,411	(7,075)	26,398
Issue of ordinary shares , net of issuance costs	10,216		10,216
Treasury shares acquired	(2,759)			(2,759)
Share-based payment expense	3,124				3,124
Exercise of options	106		201		(95)
Share options expired	0		26		(26)
Increase (decrease) through transactions with owners, equity	10,687	0	10,443	(2,759)	3,003	0	0
Net income	18,260						18,260
Exchange differences on translating foreign currencies	2,868					2,868
Total comprehensive income (loss) for the year attributable to the shareholders	21,128					2,868	18,260
Equity at end of period at Dec. 31, 2023	118,924	0	74,166	(3,107)	7,414	(4,207)	44,658
Issue of ordinary shares , net of issuance costs	696		696
Treasury shares acquired	(26,891)			(26,891)
Share-based payment expense	4,499				4,499
Exercise of options	1,886		2,887		(1,001)
Exercise of warrants	0		84		(84)
Share options expired	0		204		(204)
Increase (decrease) through transactions with owners, equity	(19,810)	0	3,871	(26,891)	3,210	0	0
Net income	30,679						30,679
Exchange differences on translating foreign currencies	(6,605)					(6,605)
Total comprehensive income (loss) for the year attributable to the shareholders	24,074					(6,605)	30,679
Equity at end of period at Dec. 31, 2024	$ 123,188	$ 0	$ 78,037	$ (29,998)	$ 10,624	$ (10,812)	$ 75,337